Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 733,872	$ 835,576	$ 749,890
ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	733,872	835,576	749,890
Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	141,586	186,606	201,544
Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	592,286	648,970	548,346
Brand advertising [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	103,233	134,967	146,526
Sohu Media Portal [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	60,789	75,408	86,293
Sohu Media Portal [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	60,789	75,408	86,293
Sohu Media Portal [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Sohu Video [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	19,620	26,803	25,312
Sohu Video [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	19,620	26,803	25,312
Sohu Video [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Focus [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	15,962	22,013	23,281
Focus [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	15,962	22,013	23,281
Focus [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
17173.com Website [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	6,862	10,743	11,640
17173.com Website [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
17173.com Website [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	6,862	10,743	11,640
Online games [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	585,424	638,225	536,684
PC games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	425,744	469,332	353,737
PC games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	425,744	469,332	353,737
Mobile games [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	159,680	168,893	182,947
Mobile games [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	159,680	168,893	182,947
Others [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	45,215	62,384	66,680
Others [Member] | Sohu [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	45,215	62,382	66,658
Others [Member] | Changyou [Member] | ASC 606 [Member]
Revenues Disaggregated by Products and Services [Line Items]
Revenues	$ 0	$ 2	$ 22